PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investing activities:
Purchase of time deposits	¥ (509,739)	¥ (421,170)	¥ (639,019)
Proceeds from maturity of time deposits	528,999	678,741	690,250
Foreign currency exchange losses	6,471	(3,760)	29,499
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	22,254	20,388	22,456
Payment of dividends	(63,087)	(54,026)
Repurchase of treasury shares	(143,389)	(44,406)	(49,355)
Changes in cash and cash equivalents	(118,687)	289,537	248,490
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(5,294)	7,197	4,413
Non-cash investing and financing activities:
Payable For Repurchase Of Treasury Shares	17,953
Parent Company [Member]
Operating activities:
Net cash provided by (used in) operating activities	(17,594)	(10,272)	9,770
Investing activities:
Purchase of time deposits	(196,771)	(298,688)	(588,426)
Proceeds from maturity of time deposits	363,533	620,607	603,501
Investments made to subsidiaries		(198,137)
Foreign currency exchange losses	10,691	0	0
Net cash provided by investing activities	177,453	123,782	15,075
Financing activities:
Advances from a related party			1,432
Repayment of advances from a related party			(1,432)
Issuance of Class A ordinary shares in connection with exercise of share options	22,254	20,388	22,456
Payment of dividends	(63,087)	(54,026)
Repurchase of treasury shares	(143,389)	(44,406)	(49,355)
Net cash used in financing activities	(184,222)	(78,044)	(26,899)
Changes in cash and cash equivalents	(24,363)	35,466	(2,054)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(1,749)	2,029	398
Net increase (decrease) in cash and cash equivalents	(26,112)	37,495	(1,656)
Cash and cash equivalents at beginning of year	43,770	6,275	7,931
Cash and cash equivalents at end of year	17,658	43,770	6,275
Non-cash investing and financing activities:
Payable For Repurchase Of Treasury Shares	¥ 17,953